Leases (Details Narrative) - USD ($)	Dec. 01, 2025	May 31, 2025	Apr. 10, 2025	Mar. 25, 2025	Jan. 24, 2025	Dec. 31, 2025	Dec. 05, 2025	Aug. 15, 2025	Jun. 02, 2025
Lessee, Lease, Description [Line Items]
Right of use assets						$ 2,985,757
UNITED KINGDOM
Lessee, Lease, Description [Line Items]
Operating lease initial term					2 years
Option to extend					false
Right of use assets					$ 2,300,000
CANADA
Lessee, Lease, Description [Line Items]
Right of use assets				$ 200,000
Remaining lease agreement term				3 years 6 months
Short-term lease term				12 months
NEW YORK
Lessee, Lease, Description [Line Items]
Operating lease initial term			2 years
Option to extend			false
Right of use assets			$ 300,000
UNITED KINGDOM and GERMANY
Lessee, Lease, Description [Line Items]
Right of use assets		$ 100,000
Short-term lease term		12 months
UNITED KINGDOM and GERMANY | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term		23 months
UNITED KINGDOM and GERMANY | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term		13 months
INDIA
Lessee, Lease, Description [Line Items]
Right of use assets		$ 30,000.00
INDIA | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term									14 months
INDIA | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term									6 months
SINGAPORE
Lessee, Lease, Description [Line Items]
Right of use assets								$ 200,000
Remaining lease agreement term								27 months
UNITED KINGDOM, GERMANY and BULGARIA
Lessee, Lease, Description [Line Items]
Right of use assets	$ 1,300,000
Short-term lease term	12 months
UNITED KINGDOM, GERMANY and BULGARIA | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term	37 months
UNITED KINGDOM, GERMANY and BULGARIA | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term	11 months
VIRGINIA and INDIA
Lessee, Lease, Description [Line Items]
Right of use assets							$ 100,000
VIRGINIA and INDIA | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term							18 months
VIRGINIA and INDIA | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term							12 months